UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.    20549

                                 FORM 13-F

                            FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  	9-30-99

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):  	[   ]  is a restatement.
                                     	[   ]  adds new holdings
                                             	entries

Institutional Investment Manager Filing this Report:

Name:      	J. V. BRUNI AND COMPANY
Address:   	1528 N. Tejon Street
           	Colorado Springs, CO  80907

Form 13F File Number:  	28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	   Jerome V. Bruni
Title:	  President
Phone:	  (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni	             Colorado Springs, Colorado	     11-03-99

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	              	0

Form 13F Information Table Entry Total:	        	40

Form 13F Information Table Value Total:    	112,414
                                       			(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                              FORM 13F INFORMATION TABLE

                                                             SHRS OR
                                                             PRN AMT;
                                                    VALUE   SH/PRN;PUT/ INVESTMENT  OTHER
     NAME OF ISSUER      TITLE OF CLASS  CUSIP     (X$1000) PUT/CALL    DISCRETION  MANAGERS   VOTING AUTHORITY
                                                                                             SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108     5,939  217,930SH     SOLE       N/A    20,960    0     196,970
Allied Cap Corp New            Com     01903Q108     7,514  334,907SH     SOLE       N/A    31,246    0     303,661
America OnLine Inc Del         Com     02364J104     5,083   48,848SH     SOLE       N/A     4,326    0      44,522
American Homestar Corp         Com     026651109     1,869  482,426SH     SOLE       N/A    47,055    0     435,371
Arrow Electrs Inc.             Com     042735100     4,097  232,450SH     SOLE       N/A    24,526    0     207,924
Belco Oil & Gas Corp           Com     077410108       528   78,246SH     SOLE       N/A     7,530    0      70,716
BellSouth Corp                 Com     079860102       232    5,162SH     SOLE       N/A         0    0       5,162
Bristol Myers Squibb Co        Com     110122108       216    3,200SH     SOLE       N/A         0    0       3,200
Capital Re Corp                Com     140432105     2,171  217,064SH     SOLE       N/A    29,350    0     187,714
CountryWide Credit Inds Inc    Com     222372104     2,805   86,990SH     SOLE       N/A     9,570    0      77,420
Covenant Trans Inc             Cl A    22284P105     4,409  289,098SH     SOLE       N/A    28,534    0     260,564
Edelbrock Corp                 Com     279434104       469   32,640SH     SOLE       N/A     2,370    0      30,270
Equity Office Properties Tr    Com     294741103     2,210   95,073SH     SOLE       N/A     7,826    0      87,247
Equity Residential Pptys Tr Sh Ben Int 29476L107       474   11,181SH     SOLE       N/A       300    0      10,881
Exxon Corp                     Com     302290101       234    2,280SH     SOLE       N/A         0    0       2,280
Financial Sec Assurn Hldgs     Com     31769P100     6,007  116,215SH     SOLE       N/A    10,250    0     105,965
Franchise Fin Corp Amer        Com     351807102     3,479  148,850SH     SOLE       N/A    14,600    0     134,250
GTS Duratek Inc                Com     36237J107     2,058  344,800SH     SOLE       N/A    30,150    0     314,650
Kimco Realty Corp              Com     49446R109     1,375   38,473SH     SOLE       N/A     1,540    0      36,933
Manufactured Home Cmntys Inc   Com     564682102     1,530   65,440SH     SOLE       N/A     2,800    0      62,640
Mestek Inc                     Com     590829107     3,059  152,968SH     SOLE       N/A    12,370    0     140,598
NCI Building Sys Inc           Com     628852105     5,367  324,040SH     SOLE       N/A    29,610    0     294,430
Nabors Inds Inc                Com     629568106     5,603  224,127SH     SOLE       N/A    20,720    0     203,407
OTR Express Inc                Com     671062107       194   52,475SH     SOLE       N/A     3,410    0      49,065
Oakwood Homes Corp             Com     674098108     1,027  228,330SH     SOLE       N/A    24,330    0     204,000
Palm Harbor Homes              Com     696639103     2,628  191,144SH     SOLE       N/A    17,412    0     173,732
PremiumWear Inc                Com     740909106       528  106,965SH     SOLE       N/A    11,600    0      95,365
Public Storage Inc             Com     74460D109     3,628  144,032SH     SOLE       N/A    13,930    0     130,102
Radian Group Inc               Com     750236101     6,425  149,641SH     SOLE       N/A    13,096    0     136,545
Raymond James Financial Inc    Com     754730109     3,493  175,205SH     SOLE       N/A    13,374    0     161,831
Rouse Co                       Com     779273101     4,107  178,580SH     SOLE       N/A    15,046    0     163,534
SL Green Rlty Corp             Com     78440X101       367   17,910SH     SOLE       N/A       600    0      17,310
Schuff Stl Co                  Com     808156103       695  168,570SH     SOLE       N/A    23,210    0     145,360
Security Cap Group Inc         Cl B    81413P204     3,182  216,620SH     SOLE       N/A    20,440    0     196,180
Smithway Mtr Xpress Corp       Cl A    832653109     1,514  203,572SH     SOLE       N/A    19,606    0     183,966
Triad Gty Inc                  Com     895925105     2,976  176,360SH     SOLE       N/A    19,280    0     157,080
Transport Corp of Amer Inc     Com     89385P102     3,618  278,323SH     SOLE       N/A    25,966    0     252,357
UTI Energy Corp                Com     903387108     3,760  193,415SH     SOLE       N/A    16,380    0     177,035
Weatherford Intl Inc           Com     947074100     3,832  119,755SH     SOLE       N/A    10,185    0     109,570
Wells Fargo & Co New           Com     949746101     3,712   93,682SH     SOLE       N/A     6,872    0      86,810
